CONSOLIDATED BALANCE SHEETS	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash	$ 90,750,611	¥ 624,211,652	¥ 728,249,297
Trade accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB nil ($ nil), as of December 31, 2017 and 2018, respectively (note 4)	18,463,572	126,998,338	509,737,390
Inventories (note 5)	209,541,532	1,441,293,500	434,185,431
Advance to suppliers (note 6)	32,647	224,554	562,196,185
Other receivables (note 7)	27,905,665	191,944,065	66,391,456
Prepaid expenses	796,265	5,476,967	2,781,503
Total current assets	347,490,292	2,390,149,076	2,303,541,262
Property, plant and equipment, net (note 8)	87,511,216	601,930,062	766,055,948
Land use rights, net (note 9)	18,019,187	123,941,714	127,627,629
Total assets	453,020,695	3,116,020,852	3,197,224,839
Current liabilities
Trade accounts payable	1,478,181	10,167,408	36,890,637
Accrued expenses and other payables (note 10)	6,061,539	41,693,201	54,770,180
Income taxes payable	4,416,472	30,377,905	66,717,710
Short-term borrowings (note 11)	106,340,912	731,446,715	698,667,011
Bonds payable - current portion	14,538,436	100,000,000
Total current liabilities	132,835,540	913,685,229	857,045,538
Bonds payable, outstanding principal amount of RMB300,000,000 ($43,615,301), bearing fixed annual interest rate of 6.5%, with maturity on November 2, 2021 (less unamortized debt issuance costs based on imputed interest rate of 6.75% of RMB 5,419,012 and RMB 4,005,357 ($582,316) as of December 31, 2017 and 2018, respectively) (note 12)	28,494,555	195,994,643	294,580,988
Total liabilities	161,330,095	1,109,679,872	1,151,626,526
Commitments and contingencies (note 15)
Shareholders' equity
Ordinary share-par value of RMB0.0068259; 25,725,000 shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively	25,725	175,596	175,596
Additional paid-in capital	68,059,098	468,132,187	468,132,187
Retained earnings-appropriated (note 2)	25,567,986	175,864,784	171,207,400
Retained earnings-unappropriated	198,116,895	1,362,711,200	1,406,583,669
Accumulated other comprehensive loss	(79,104)	(542,787)	(500,539)
Total shareholders' equity	291,690,600	2,006,340,980	2,045,598,313
Total liabilities and shareholders' equity	$ 453,020,695	¥ 3,116,020,852	¥ 3,197,224,839